AMG GW&K Global Allocation Fund
Schedule of Portfolio Investments (unaudited)
September 30, 2023
	Shares	Value
Common Stocks - 59.5%
Communication Services - 4.2%
Alphabet, Inc., Class A (United States)*	7,295	$954,624
Tencent Holdings, Ltd. (China)	11,400	441,909

Total Communication Services		1,396,533
Consumer Discretionary - 14.8%
Alibaba Group Holding, Ltd. (China)*	36,800	398,992
Amazon.com, Inc. (United States)*	5,908	751,025
H World Group Ltd., ADR (China)*	16,085	634,231
LVMH Moet Hennessy Louis Vuitton SE (France)	563	424,970
MakeMyTrip, Ltd. (India)*	18,901	765,868
Moncler SpA (Italy)	6,546	379,374
Sands China, Ltd. (Macau)*,1	106,800	324,777
Trip.com Group, Ltd. (China)*	18,800	662,635
Yum China Holdings, Inc. (China)	10,200	570,877

Total Consumer Discretionary		4,912,749
Energy - 4.8%
Canadian Natural Resources, Ltd. (Canada)[1]	10,496	678,792
Hess Corp. (United States)	5,820	890,460

Total Energy		1,569,252
Financials - 8.9%
Adyen, N.V. (Netherlands)*,2	400	296,574
AIA Group, Ltd. (Hong Kong)	59,000	477,142
The Charles Schwab Corp. (United States)	10,803	593,085
HDFC Bank, Ltd., ADR (India)	10,344	610,399
Mastercard, Inc., Class A (United States)	1,903	753,417
S&P Global, Inc. (United States)	625	228,381

Total Financials		2,958,998
Health Care - 9.0%
Avantor, Inc. (United States)*	24,950	525,946
IDEXX Laboratories, Inc. (United States)*	1,022	446,890
STERIS PLC (United States)	3,682	807,904
UnitedHealth Group, Inc. (United States)	1,650	831,914
Ypsomed Holding AG (Switzerland)	1,275	374,443

Total Health Care		2,987,097
Industrials - 7.8%
Casella Waste Systems, Inc., Class A (United States)*	6,757	515,559
ITOCHU Corp. (Japan)	17,000	613,937
MISUMI Group, Inc. (Japan)	26,350	410,334
TransDigm Group, Inc. (United States)*	737	621,387
Union Pacific Corp. (United States)	2,100	427,623

Total Industrials		2,588,840
	Shares	Value
Information Technology - 8.0%
Halma PLC (United Kingdom)	21,006	$494,917
Infineon Technologies AG (Germany)	21,307	705,704
Microsoft Corp. (United States)	2,586	816,529
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)	7,071	614,470

Total Information Technology		2,631,620
Real Estate - 0.9%
American Tower Corp., REIT (United States)	1,825	300,121
Utilities - 1.1%
NextEra Energy, Inc. (United States)	6,509	372,901

Total Common Stocks (Cost $15,280,998)		19,718,111

	Principal Amount
Corporate Bonds and Notes - 13.1%
Financials - 3.7%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland) 1.650%, 10/29/24	$280,000	266,347
American Tower Corp. (United States)
1.450%, 09/15/26	20,000	17,626
2.750%, 01/15/27	135,000	121,956

Bank of America Corp. (United States) MTN (4.330% to 03/15/49 then 3 month SOFR + 1.782%) 4.330%, 03/15/50[3,4]	52,000	40,297
Citigroup, Inc. (United States) (3.875% to 02/18/26 then U.S. Treasury Yield Curve CMT 5 year + 3.417%) 3.875%, 02/18/26[1,3,4,5]	119,000	101,548
The Goldman Sachs Group, Inc. (United States) (3.615% to 03/15/27 then SOFR + 1.846%) 3.615%, 03/15/28[3,4]	95,000	87,654
JPMorgan Chase & Co. (United States) (2.739% to 10/15/29 then 3 month SOFR + 1.510%) 2.739%, 10/15/30[3,4]	155,000	129,621
Landwirtschaftliche Rentenbank, EMTN (Germany) 1.750%, 01/14/27	120,000	108,627
MetLife, Inc. (United States) Series G (3.850% to 09/15/25 then U.S. Treasury Yield Curve CMT 5 year + 3.576%) 3.850%, 09/15/25[3,4,5]	113,000	104,535
SBA Communications Corp. (United States) 3.875%, 02/15/27	74,000	67,804

AMG GW&K Global Allocation Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value
Financials - 3.7% (continued)

Sprint Capital Corp. (United States) 6.875%, 11/15/28	$80,000	$82,600
Wells Fargo & Co., MTN (United States) (4.897% to 07/25/32 then SOFR + 2.100%) 4.897%, 07/25/33[3,4]	125,000	113,125

Total Financials		1,241,740
Industrials - 9.2%
AECOM (United States) 5.125%, 03/15/27	51,000	48,302
Anheuser-Busch InBev Worldwide, Inc. (United States) 4.375%, 04/15/38	71,000	61,552
AT&T, Inc. (United States) 4.300%, 12/15/42	105,000	80,963
Ball Corp. (United States) 4.875%, 03/15/26	61,000	58,583
The Boeing Co. (United States) 5.805%, 05/01/50	127,000	115,001
Celanese US Holdings LLC (United States) 6.330%, 07/15/29[1]	100,000	98,021
Centene Corp. (United States)
2.500%, 03/01/31	64,000	49,166
3.375%, 02/15/30	29,000	24,188

Cisco Systems, Inc. (United States) 5.500%, 01/15/40	48,000	47,217
Cleveland-Cliffs, Inc. (United States) 5.875%, 06/01/27	70,000	66,627
Cogent Communications Group, Inc. (United States) 3.500%, 05/01/26[2]	53,000	48,956
Crown Americas LLC/Crown Americas Capital Corp. V (United States) 4.250%, 09/30/26[1]	74,000	69,560
Dell, Inc. (United States) 7.100%, 04/15/28	65,000	68,807
Delta Air Lines, Inc. (United States) 7.375%, 01/15/26	55,000	55,663
Embraer Netherlands Finance BV (Netherlands) 5.400%, 02/01/27[1]	100,000	97,301
HB Fuller Co. (United States) 4.250%, 10/15/28	84,000	74,122
HCA, Inc. (United States) 3.500%, 09/01/30	71,000	60,068
KB Home (United States) 4.000%, 06/15/31	63,000	50,778
Kraft Heinz Foods Co. (United States) 4.375%, 06/01/46	77,000	60,002
Lamar Media Corp. (United States) 3.750%, 02/15/28[1]	84,000	74,347
	Principal Amount	Value

MEG Energy Corp. (Canada) 5.875%, 02/01/29[2]	$72,000	$67,239
Microsoft Corp. (United States) 2.525%, 06/01/50	113,000	68,805
Murphy Oil Corp. (United States) 6.375%, 07/15/28	95,000	93,382
Murphy Oil USA, Inc. (United States)
4.750%, 09/15/29	30,000	27,049
5.625%, 05/01/27	37,000	35,679

Nestle Holdings, Inc. (United States) 1.000%, 09/15/27[2]	275,000	234,394
Newell Brands, Inc. (United States) 5.200%, 04/01/26[6]	74,000	69,737
NuStar Logistics LP (United States)
5.625%, 04/28/27	35,000	33,346
5.750%, 10/01/25	65,000	63,212

Oracle Corp. (United States) 2.800%, 04/01/27	99,000	89,889
Pernod Ricard International Finance LLC (United States) 1.250%, 04/01/28[2]	250,000	209,192
Silgan Holdings, Inc. (United States) 4.125%, 02/01/28	99,000	88,570
SK Hynix, Inc. (South Korea) 2.375%, 01/19/31[2]	200,000	150,201
Smith & Nephew PLC (United Kingdom) 2.032%, 10/14/30[1]	119,000	91,612
Teva Pharmaceutical Finance Netherlands III, B.V. (Netherlands) 3.150%, 10/01/26	99,000	88,236
Travel + Leisure Co. (United States) 6.000%, 04/01/27[6]	25,000	23,785
United Rentals North America, Inc. (United States) 3.875%, 02/15/31[1]	86,000	71,535
Verizon Communications, Inc. (United States) 3.875%, 02/08/29	62,000	56,776
Walmart, Inc. (United States) 4.050%, 06/29/48	87,000	71,314
Western Digital Corp. (United States) 4.750%, 02/15/26	41,000	39,067
Yum! Brands, Inc. (United States) 3.625%, 03/15/31	78,000	64,208

Total Industrials		3,046,452
Utilities - 0.2%
Northern States Power Co. (United States) 2.900%, 03/01/50	96,000	58,758

Total Corporate Bonds and Notes (Cost $4,970,321)		4,346,950

AMG GW&K Global Allocation Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value

Municipal Bonds - 1.1%
California State General Obligation, School Improvements, Build America Bonds, 7.550%, 04/01/39	$70,000	$82,362
JobsOhio Beverage System, Series B, 4.532%, 01/01/35	105,000	98,940
Los Angeles Unified School District, School Improvements, Build America Bonds, 5.750%, 07/01/34	85,000	85,684
New Jersey Transportation Trust Fund Authority, Build America Bonds, 5.754%, 12/15/28	90,000	90,169

Total Municipal Bonds (Cost $439,203)		357,155
U.S. Government and Agency Obligations - 14.2%
Fannie Mae - 5.3%
FNMA,
3.000%, 10/01/37 to 01/01/38	163,077	145,349
3.500%, 05/01/52	452,304	395,645
4.000%, 11/01/44 to 09/01/49	589,154	535,311
4.500%, 09/01/46 to 07/01/52	372,428	348,456
5.000%, 07/01/47 to 08/01/49	333,458	321,941
5.500%, 02/01/37	4,512	4,435

Total Fannie Mae	1,914,933	1,751,137
Freddie Mac - 0.6%
FHLMC,
4.000%, 10/01/52	38,415	34,231
4.500%, 07/01/44	122,184	114,726

FHLMC Gold Pool, 3.000%, 02/01/38	66,676	59,406

Total Freddie Mac	227,275	208,363
U.S. Treasury Obligations - 8.3%
U.S. Treasury Bonds,
2.250%, 05/15/41 to 02/15/52	971,000	607,246
3.000%, 11/15/44 to 02/15/49	316,000	233,220
4.375%, 02/15/38	465,000	450,560
4.500%, 08/15/39	437,000	423,241
U.S. Treasury Notes,
1.500%, 02/15/30	323,000	267,737
2.250%, 02/15/27	107,000	98,737
2.875%, 05/15/32	510,000	447,664
3.500%, 02/15/33	224,000	205,520

Total U.S. Treasury Obligations	3,353,000	2,733,925

Total U.S. Government and Agency Obligations (Cost $5,363,329)		4,693,425
Foreign Government Obligations - 9.2%
African Development Bank (Côte d'Ivoire) Series GDIF 0.875%, 03/23/26	100,000	90,352
Agence Francaise de Developpement (France) 0.625%, 01/22/26	200,000	180,050
	Principal Amount	Value

Asian Development Bank (Philippines) 1.750%, 09/19/29	$155,000	$131,414
BNG Bank, N.V. (Netherlands) 0.875%, 05/18/26[2]	200,000	179,438
European Investment Bank (Luxembourg)
0.625%, 10/21/27	102,000	86,767
4.875%, 02/15/36	200,000	200,593

Finland Government International Bond (Finland) 0.875%, 05/20/30[2]	200,000	156,024
Inter-American Development Bank (United States) 4.375%, 01/24/44	320,000	285,495
International Bank for Reconstruction & Development (United States) Series GDIF 3.125%, 11/20/25	200,000	191,902
International Finance Corp. (United States) 2.125%, 04/07/26	115,000	107,224
Japan Finance Organization for Municipalities (Japan) 1.000%, 05/21/25[2]	300,000	277,967
Kingdom of Belgium Government International Bond (Belgium) 1.000%, 05/28/30[2]	200,000	155,607
Kommunalbanken A.S. (Norway) 1.125%, 10/26/26[2]	200,000	178,205
The Korea Development Bank (South Korea) 1.375%, 04/25/27	200,000	174,447
Nederlandse Financierings-Maatschappij voor Ontwikkelingslanden, N.V. (Netherlands) 0.875%, 06/15/26	300,000	267,718
Philippine Government International Bond (Philippines) 1.648%, 06/10/31	200,000	150,052
Province of Ontario Canada (Canada) 1.050%, 05/21/27[1]	136,000	118,454
Province of Quebec Canada (Canada) 1.350%, 05/28/30[1]	138,000	109,932

Total Foreign Government Obligations (Cost $3,591,690)		3,041,641
Short-Term Investments - 4.1%
Joint Repurchase Agreements - 2.1%[7]
Bethesda Securities LLC, dated 09/29/23, due 10/02/23, 5.390% total to be received $685,308 (collateralized by various U.S. Government Agency Obligations, 3.062% - 6.000%, 08/01/28 - 07/01/53, totaling $698,700)	685,000	685,000

AMG GW&K Global Allocation Fund
Schedule of Portfolio Investments (continued)
	Principal Amount	Value

Joint Repurchase Agreements - 2.1%[7] (continued)
Santander U.S. Capital Markets LLC, dated 09/29/23, due 10/02/23, 5.390% total to be received $14,006 (collateralized by various U.S. Government Agency Obligations, 2.000% - 6.814%, 01/25/25 - 08/20/71, totaling $14,280)	$14,000	$14,000

Total Joint Repurchase Agreements		699,000
Repurchase Agreements - 2.0%
Fixed Income Clearing Corp., dated 09/29/23 due 10/02/23, 5.150% total to be received $669,287 (collateralized by a U.S. Treasury, 3.250%, 05/15/42, totaling $682,431)	669,000	669,000

Total Short-Term Investments (Cost $1,368,000)		1,368,000
Value

Total Investments - 101.2% (Cost $31,013,541)	$33,525,282
Other Assets, less Liabilities - (1.2)%	(385,165)
Net Assets - 100.0%	$33,140,117

*	Non-income producing security.
[1]	Some of these securities, amounting to $832,586 or 2.5% of net assets, were out on loan to various borrowers and are collateralized by cash and various U.S. Treasury Obligations. See below for more information.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2023, the value of these securities amounted to $1,953,797 or 5.9% of net assets.
[3]	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2023. Rate will reset at a future date.
[4]	Variable rate security. The rate shown is based on the latest available information as of September 30, 2023. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
[5]	Perpetuity Bond. The date shown represents the next call date.
[6]	Step Bond: A debt instrument with either deferred interest payments or an interest rate that resets at specific times during its term.
[7]	Cash collateral received for securities lending activity was invested in these joint repurchase agreements.

ADR	American Depositary Receipt
CMT	Constant Maturity Treasury
EMTN	European Medium Term Note
FHLMC	Freddie Mac
FNMA	Fannie Mae
GDIF	Global Debt Issuance Facility
MTN	Medium-Term Note
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate

AMG GW&K Global Allocation Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of September 30, 2023:
	Level 1	Level 2[1]	Level 3	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$2,151,124	$2,761,625	—	$4,912,749
Health Care	2,612,654	374,443	—	2,987,097
Financials	2,185,282	773,716	—	2,958,998
Information Technology	1,430,999	1,200,621	—	2,631,620
Industrials	1,564,569	1,024,271	—	2,588,840
Energy	1,569,252	—	—	1,569,252
Communication Services	954,624	441,909	—	1,396,533
Utilities	372,901	—	—	372,901
Real Estate	300,121	—	—	300,121
Corporate Bonds and Notes†	—	4,346,950	—	4,346,950
Municipal Bonds†	—	357,155	—	357,155
U.S. Government and Agency Obligations†	—	4,693,425	—	4,693,425
Foreign Government Obligations†	—	3,041,641	—	3,041,641
Short-Term Investments
Joint Repurchase Agreements	—	699,000	—	699,000
Repurchase Agreements	—	669,000	—	669,000
Total Investments in Securities	$13,141,526	$20,383,756	—	$33,525,282

†	All corporate bonds and notes, municipal bonds, U.S. government and agency obligations and foreign government obligations held in the Fund are Level 2 securities. For a detailed breakout of corporate bonds and notes, municipal bonds, U.S. government and agency obligations and foreign government obligations by major industry or agency classification, please refer to the Fund's Schedule of Portfolio Investments.
[1]	An external pricing service is used to reflect any impact on security value due to market movements between the time the Fund valued such foreign securities and the earlier closing of foreign markets.
For the period ended September 30, 2023, there were no transfers in or out of Level 3.

AMG GW&K Global Allocation Fund
Schedule of Portfolio Investments (continued)
The country allocation in the Schedule of Portfolio Investments at September 30, 2023, was as follows:
Country	% of Long-Term Investments
Belgium	0.5
Canada	3.0
China	8.4
Côte d'Ivoire	0.3
Finland	0.5
France	1.9
Germany	2.5
Hong Kong	1.5
India	4.3
Ireland	0.8
Italy	1.2
Japan	4.0
Luxembourg	0.9
Macau	1.0
Netherlands	2.9
Norway	0.6
Philippines	0.9
South Korea	1.0
Switzerland	1.2
Taiwan	1.9
United Kingdom	1.8
United States	58.9
100.0
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at September 30, 2023, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$832,586	$699,000	$165,399	$864,399
The following table summarizes the securities received as collateral for securities lending at September 30, 2023:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.125%-5.400%	01/31/24-05/15/52
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.